CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net of allowance for credit losses	$ 37,215	$ 22,786
Other current assets, net of allowance for credit losses	0	289
Other assets, net of allowance for credit losses	4,043	0
Accounts payable	41,728	66,587
Deferred revenue	16,975	22,802
Accrued liabilities and other current liabilities	30,539	29,735
Lease liabilities, current	2,151	2,141
Bank borrowings	44,283	75,530
Income tax payable	2,040	4,050
Lease liabilities, non current	1,380	1,463
Deferred tax liabilities	$ 1,326	$ 13,378
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000
Treasury shares	5,843,335	2,323,802
VIE
Accounts payable	$ 2,008	$ 2,262
Deferred revenue	29	88
Accrued liabilities and other current liabilities	861	1,444
Lease liabilities, current	111	295
Bank borrowings	1,590	1,889
Income tax payable	501	575
Lease liabilities, non current	24	89
Deferred tax liabilities	$ 64	$ 99
Class A ordinary shares
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	43,736,801	42,865,515
Ordinary shares, shares outstanding	43,736,801	42,865,515
Class B ordinary shares
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	5,034,427	5,034,427
Ordinary shares, shares outstanding	5,034,427	5,034,427